Properties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	$ 2,450.2		$ 2,315.2
Less accumulated depreciation and amortization	(1,020.1)		(926.5)
Net properties	1,430.1	[1]	1,388.7	[1]
Depreciation	177.0		159.6		167.5
Loss and Breakage Expense	33.7		31.2		30.3
Land and improvements
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	105.4		102.0
Building and improvements
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	351.9		341.8
Useful Economic Lives, Minimum (in years)	20
Useful Economic Lives, Maximum (in years)	40
Machinery and equipment
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	1,259.6		1,243.9
Useful Economic Lives, Minimum (in years)	3
Useful Economic Lives, Maximum (in years)	25
Returnable containers
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	203.2		202.2
Useful Economic Lives, Minimum (in years)	2
Useful Economic Lives, Maximum (in years)	15
Furniture and fixtures
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	277.4		309.2
Useful Economic Lives, Minimum (in years)	3
Useful Economic Lives, Maximum (in years)	10
Software
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	112.0		47.9
Useful Economic Lives, Minimum (in years)	3
Useful Economic Lives, Maximum (in years)	5
Natural resource properties
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	3.0		3.0
Construction in progress
Cost Of properties and related accumulated depreciation and amortization
Total properties cost	137.7		65.2
Dispensing equipment
Cost Of properties and related accumulated depreciation and amortization
Useful Economic Lives, Maximum (in years)	7
Dispensing Equipment Labor and Materials
Cost Of properties and related accumulated depreciation and amortization
Useful Economic Lives, Average (in years)	2
Returnable kegs
Cost Of properties and related accumulated depreciation and amortization
Useful Economic Lives, Average (in years)	15
Returnable bottles
Cost Of properties and related accumulated depreciation and amortization
Useful Economic Lives, Average (in years)	4
Returnable pallets
Cost Of properties and related accumulated depreciation and amortization
Useful Economic Lives, Average (in years)	2
Canada
Cost Of properties and related accumulated depreciation and amortization
Net properties	877.5	[1]	864.7	[1]
Property, Plant and Equipment, Gross, Period Increase (Decrease)	(13.9)
Canada
Cost Of properties and related accumulated depreciation and amortization
Purchase Accouting Historical Costs Corrections	6.3
Fixed asset adjustment | Canada
Cost Of properties and related accumulated depreciation and amortization
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 7.6

[1]	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.